Business combination (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Oct. 31, 2020
Business Acquisition [Line Items]
Percentage of contingent redeemable non-controlling interest	36.63%
Leya
Business Acquisition [Line Items]
Percentage of equity shares acquired		63.37%
Cash consideration	¥ 41.8